Condensed Financial Information of the Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Company
Condensed Financial Information of the Company

35       Condensed Financial Information of the Company

The condensed financial information of the Company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Group’s Consolidated Financial Statements. The results of operations reflected in the financial statements prepared in accordance with IFRS differ from those reflected in the statutory financial statements of the Company prepared in accordance with Lux GAAP (see Note 26.c).

Certain information and footnote disclosures generally included in financial statements prepared in accordance with IFRS have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the Consolidated Financial Statements of the Group.

35       Condensed Financial Information of the Company (Cont.)

For the purpose of presenting parent only financial information, the Company records its investments in subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as Investments in subsidiaries and the income/loss of the subsidiaries are presented as Share of (loss) / income in subsidiaries and associates. Certain information and footnote disclosures generally included in the Consolidated Financial Statements prepared in accordance with IFRS have been condensed and omitted.

As of December 31, 2023, the Company did not have significant capital commitments and other significant commitments, or guarantees, except for those that have been separately disclosed in the Consolidated Financial Statements, mainly included in Note 22 and 26.b.

CONDENSED STATEMENT OF INCOME

	For the year ended	For the year ended	For the year ended
	December 31, 2023	December 31, 2022	December 31, 2021
Continuing operations
Selling, general and administrative expenses	(7,728)	(7,342)	(5,697)
Other operating income	2,972	6	—
Other operating expense	(1)	(5)	—
Operating loss	(4,757)	(7,341)	(5,697)
Share of income / (loss) in subsidiaries and associates	247,585	182,050	(88,022)
Income / (loss) before financial results and income tax	242,828	174,709	(93,719)
Financial income	1,905	1,874	53
Financial loss	(586)	(429)	(431)
Income / (loss) before income tax from continuing operations	244,147	176,154	(94,097)
Income tax	(4,629)	(1,307)	(1,028)
Income / (loss) for the year from continuing operations	239,518	174,847	(95,125)
Loss from discontinued operations	—	—	(21,196)
Income / (loss) for the year	239,518	174,847	(116,321)

CONDENSED STATEMENT OF COMPREHENSIVE INCOME

	For the year ended	For the year ended	For the year ended
	December	December	December
	31, 2023	31, 2022	31, 2021
Income / (loss) for the year	239,518	174,847	(116,321)

Items that may be reclassified to profit or loss:
Share of other comprehensive (loss) / income from subsidiaries and associates from continuing operations	(231,688)	70,849	94,703
Other comprehensive (loss) / income for the year, net of income tax from continuing operations	(231,688)	70,849	94,703
Currency translation adjustment from discontinued operations	—	—	920
Other comprehensive income / (loss) of discontinued operations for the year, net of income tax	—	—	920
Total comprehensive income / (loss) for the year	7,830	245,696	(20,698)

35       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF FINANCIAL POSITION

	At December	At December
	31, 2023	31, 2022

ASSETS
Non-current assets
Property, plant and equipment, net	12	15
Right-of-use asset	270	56
Investments in subsidiaries	746,199	738,851
Investments in associates	10,264	—
Other financial assets at amortized cost	3,920	—
Current assets
Other financial assets at fair value through profit or loss	2,200	—
Other financial assets at amortized cost	31	—
Other receivables	202	133
Cash and cash equivalents	1,325	1,220
Total assets	764,423	740,275

EQUITY
Share capital	163,223	163,223
Share premium	183,430	183,430
Treasury shares	(4,322)	(4,600)
Free distributable reserve	378,910	378,910
Non-distributable reserve	1,358,028	1,358,028
Currency translation adjustment	(482,852)	(251,145)
Legal reserves	3,676	1,081
Other reserves	(1,343,094)	(1,343,219)
Retained earnings	467,981	230,387
Equity	724,980	716,095

LIABILITIES
Non-current liabilities
Deferred tax liabilities	3,648	1,230
Lease liabilities	229	17
Current liabilities
Borrowings	33,413	20,354
Other liabilities	1,773	2,024
Lease liabilities	49	36
Trade payables	331	519
Total liabilities	39,443	24,180
Total equity and liabilities	764,423	740,275

35       Condensed Financial Information of the Company (Cont.)

CONDENSED STATEMENT OF CASH FLOWS

	For the year ended	For the year ended	For the year ended
Cash flows from operating activities	December 31, 2023	December 31, 2022	December 31, 2021
Income / (loss) for the year from continuing operations	239,518	174,847	(95,125)
Adjustments for:
Amortization and depreciation	40	57	50
Deferred income tax	2,418	202	1,028
Income tax accrued	2,211	1,105	—
Share of income / (loss) in subsidiaries and associates	(247,585)	(182,050)	88,022
Interest expense	559	426	426
Net foreign exchange	(471)	(1,874)	(51)
Other financial results, net	8	3	4
Share base compensation	420	317	—
Financial results, net	(153)	—	—
Changes in working capital	(2,919)	760	721
Net cash used in operating activities	(5,954)	(6,207)	(4,925)
Net cash used in discontinued activities	—	—	—
Cash contribution in subsidiaries and associates	(58,987)	(36,417)	(4,544)
Disposals of other financial assets	760	—	—
Dividends and refund of cash contributions from subsidiaries	64,344	57,000	11,494
Net cash provided by investing activities	6,117	20,583	6,950
Net cash used in discontinued investing activities	—	(14,700)	(2,495)
Principal elements of lease payments	(44)	(53)	(51)
Net cash (used in) by financing activities	(44)	(53)	(51)
Net cash used in discontinued operations from financing activities	—	—	—

Increase in cash and cash equivalents	119	14,323	1,974
Decrease in cash and cash equivalents from discontinued operations	—	(14,700)	(2,495)

Cash and cash equivalents
At the beginning of the year	1,220	1,614	2,166
Effect of exchange rate changes in cash and cash equivalents	(14)	(17)	(31)
Increase / (decrease) in cash and cash equivalents	119	(377)	(521)
At the end of the year	1,325	1,220	1,614